Other items from operating activities	12 Months Ended
Dec. 31, 2021
Other items from operating activities
Other items from operating activities

Note 6 Other items from operating activities

6.1 OTHER INCOME AND OTHER EXPENSE

For the year ended December 31, (M$)	2021	2020	2019
Gains on disposal of assets	890	961	670
Foreign exchange gains	227	746	238
Other	195	530	255
OTHER INCOME	1,312	2,237	1,163

Losses on disposal of assets	(436)	(52)	(56)
Foreign exchange losses	(702)	(320)	(463)
Amortization of other intangible assets (excl. mineral interests)	(448)	(343)	(266)
Other	(731)	(791)	(407)
OTHER EXPENSE	(2,317)	(1,506)	(1,192)

Other income

In 2021, gains on disposal of assets include the sale of interests in onshore Oil Mining Lease 17 in Nigeria in the Exploration & Production segment, the sale of interests in two portfolios of renewable assets in the Gas Renewables & Power segment, and the sale of a part of TotalEnergies’ investment in Trapil in the Refining & Chemicals and Marketing & Services segments

In 2020, gains on disposal of assets mainly related to the sale of non-strategic assets in the British North Sea in the Exploration & Production segment, to the sale of TotalEnergies' interest in the Fos Cavaou regasification terminal in France and the sale of infrastructure assets in the Integrated Gas Renewables & Power segment, as well as to the sale of real estate in Belgium in the Holding segment.

In 2019, gains on disposal of assets mainly related to the sale of assets and interests in Norway in the Exploration & Production segment, to the sale of Hazira and SunPower assets in the Integrated Gas Renewables & Power segment and the sale of assets in China in the Refining & Chemicals segment.

Other expense

In 2021, the losses on disposal are mainly related to the sale of the Utica asset in the United States as well as the sale of interests in non-operated assets and the Cap Lopez oil terminal in Gabon in the Exploration & Production segment. The heading “Other” mainly consists of the restructuring charges in the Exploration & Production, Refining & Chemicals, Marketing & Services and Holding segments for an amount of $288 million, and of the impairment of non-consolidated shares and provision for financial risks for $238 million.

In 2020, the heading “Other” notably consisted of restructuring charges in the Exploration & Production, Integrated Gas Renewables & Power and Refining & Chemicals segments for an amount of $312 million, and of the impairment of non-consolidated shares and loans granted to non-consolidated subsidiaries for an amount of $64 million.

In 2019, the heading “Other” notably consisted of restructuring charges in the Exploration & Production, Integrated Gas Renewables & Power and Refining & Chemicals segments for an amount of $96 million, and of the revaluation at fair value of non-consolidated shares for $94 million.

6.2 OTHER FINANCIAL INCOME AND EXPENSE

As of December 31, (M$)	2021	2020	2019
Dividend income on non-consolidated subsidiaries	203	160	178
Capitalized financial expenses	134	110	227
Other	425	644	387
OTHER FINANCIAL INCOME	762	914	792
Accretion of asset retirement obligations	(449)	(607)	(639)
Other	(90)	(83)	(125)
OTHER FINANCIAL EXPENSE	(539)	(690)	(764)

6.3 OTHER NON-CURRENT ASSETS

As of December 31, 2021		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,364	(257)	2,107
Other non-current financial assets related to operational activities	312	–	312
Other	378	–	378
TOTAL	3,054	(257)	2,797

As of December 31, 2020		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,731	(273)	2,458
Other non-current financial assets related to operational activities	287	–	287
Other	65	–	65
TOTAL	3,083	(273)	2,810

As of December 31, 2019		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,248	(266)	1,982
Other non-current financial assets related to operational activities	332	–	332
Other	101	–	101
TOTAL	2,681	(266)	2,415
(a)	Excluding loans to equity affiliates.

Changes in the valuation allowance on loans and advances are detailed as follows:

				Currency
	Valuation			translation	Valuation
For the year ended December 31,	allowance as of			adjustment and	allowance as of
(M$)	January 1,	Increases	Decreases	other variations	December 31,
2021	(273)	(6)	14	8	(257)
2020	(266)	(30)	15	8	(273)
2019	(303)	(7)	43	1	(266)